Average Annual Total Returns - International Growth	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years		MSCI All Country World ex-USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 1 Year	MSCI All Country World ex-USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 5 Years	MSCI All Country World ex-USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 10 Years	Custom Invesco International Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 1 Year	Custom Invesco International Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 5 Years	Custom Invesco International Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 10 Years	Lipper International Large-Cap Growth Funds Index 1 Year	Lipper International Large-Cap Growth Funds Index 5 Years	Lipper International Large-Cap Growth Funds Index 10 Years
Total	Apr. 07, 1992	7.12%	7.13%	5.72%	4.33%	5.57%	4.81%	6.36%	5.57%	4.60%	Aug. 04, 1997	11.52%	7.54%	5.68%	Jun. 03, 2002	13.06%	8.08%	6.06%	Oct. 03, 2008	13.65%	8.62%	6.59%	Mar. 15, 2002	13.75%	8.71%	6.69%	Sep. 24, 2012	13.85%	8.81%	6.69%	[1]	10.65%	8.93%	4.92%	22.20%	11.97%	7.36%	19.39%	10.90%	7.11%

[1]	Performance includes returns of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.